STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended	6 Months Ended		7 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023	Jul. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net Income (Loss)				$ (21,278,000)	$ (27,969,000)
Increase (Decrease) in Operating Capital [Abstract]
Accrued expenses				511,000	1,102,000
Net cash used in operating activities				(15,990,000)	(18,561,000)
Net Cash Provided by (Used in) Investing Activities [Abstract]
Net cash used in investing activities				(368,000)	(320,000)
Net Cash Provided by (Used in) Financing Activities [Abstract]
Net cash provided by financing activities				15,633,000	15,297,000
Cash and cash equivalents, at beginning of period	$ 1,383,000	$ 1,383,000	$ 5,547,000	1,383,000	5,547,000	$ 5,547,000
Cash and cash equivalents, at end of period				35,154,000	1,981,000	1,383,000	$ 5,547,000
CIK0001838821_ARYA Sciences Acquisition Corp IV [Member]
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net Income (Loss)	(245,847)	1,576,744	541,762			(2,133,335)	1,067,484
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on cash and investments held in Trust Account		(997,778)	(1,589,210)			(2,618,937)	(2,076,558)
Increase (Decrease) in Operating Capital [Abstract]
Prepaid expenses		28,085	(208,604)			(1,147)	313,397
Accounts payable		(26,012)	(13,717)			64,632	(107,181)
Accrued expenses		308,707	529,319			3,842,929	227,665
Due to related party		(210,000)	60,000			120,000	90,000
Net cash used in operating activities		(711,133)	(653,016)			(725,858)	(485,193)
Net Cash Provided by (Used in) Investing Activities [Abstract]
Cash deposited in Trust Account		(724,000)	(560,000)			(1,400,000)	0
Cash withdrawn from Trust Account for redemption		(4,358,804)	(115,071,882)			115,071,882	0
Net cash used in investing activities		3,634,804	114,511,882			113,671,882	0
Net Cash Provided by (Used in) Financing Activities [Abstract]
Proceeds from convertible promissory note - related party		1,441,000	1,140,000			2,055,000	120,000
Redemption of Class A ordinary shares	(4,358,804)	(4,358,804)	(115,071,882)			(115,071,882)	0
Offering costs paid						0	(45,000)
Net cash provided by financing activities		(2,917,804)	(113,931,882)			(113,016,882)	75,000
Net change in cash		5,867	(73,016)			(70,858)	(410,193)
Cash and cash equivalents, at beginning of period	$ 20,191	20,191	91,049	$ 20,191	$ 91,049	91,049	501,242
Cash and cash equivalents, at end of period		$ 26,058	$ 18,033			$ 20,191	$ 91,049